REPORT OF
INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM


To the Board of
Trustees and
Shareholders of
Alternative Strategies
Fund

 In planning and
performing our audit of
the financial statements
of Alternative Strategies
Fund (the "Fund"), as
of June 30, 2021, and
for the year then ended,
in accordance with the
standards of the Public
Company Accounting
Oversight Board (United
States) ("PCAOB"), we
considered the Fund's
internal control over
financial reporting,
including controls over
safeguarding securities,
as a basis for designing
our auditing procedures
for the purpose of
expressing our opinion
on the financial
statements and to
comply with the
requirements of Form
N-CEN, but not for the
purpose of expressing
an opinion on the
effectiveness of the
Fund's internal control
over financial reporting.
Accordingly, we express
no such opinion.

The management of the
Fund is responsible for
establishing and
maintaining effective
internal control over
financial reporting.  In
fulfilling this
responsibility, estimates
and judgments by
management are
required to assess the
expected benefits and
related costs of
controls.  A fund's
internal control over
financial reporting is a
process designed to
provide reasonable
assurance regarding the
reliability of financial
reporting and the
preparation of financial
statements for external
purposes in accordance
with accounting
principles generally
accepted in the United
States of America
("GAAP").  A fund's
internal control over
financial reporting
includes those policies
and procedures that (1)
pertain to the
maintenance of records
that, in reasonable
detail, accurately and
fairly reflect the
transactions and
dispositions of the
assets of the fund; (2)
provide reasonable
assurance that
transactions are
recorded as necessary
to permit preparation of
the financial statements
in accordance with
GAAP, and that receipts
and expenditures of the
fund are being made
only in accordance with
authorizations of
management and
trustees of the fund; and
(3) provide reasonable
assurance regarding
prevention or timely
detection of
unauthorized
acquisition, use or
disposition of a fund's
assets that could have a
material effect on the
financial statements.

Because of inherent
limitations, internal
control over financial
reporting may not
prevent or detect
misstatements.  Also,
projections of any
evaluation of
effectiveness to future
periods are subject to
the risk that controls
may become
inadequate because of
changes in conditions or
that the degree of
compliance with the
policies or procedures
may deteriorate.

A deficiency in internal
control over financial
reporting exists when
the design or operation
of a control does not
allow management or
employees, in the
normal course of
performing their
assigned functions, to
prevent or detect
misstatements on a
timely basis.  A material
weakness is a
deficiency, or
combination of
deficiencies, in internal
control over financial
reporting, such that
there is a reasonable
possibility that a
material misstatement
of the Fund's annual or
interim financial
statements will not be
prevented or detected
on a timely basis.





Our consideration of the
Fund's internal control
over financial reporting
was for the limited
purpose described in
the first paragraph and
would not necessarily
disclose all deficiencies
in internal control that
might be material
weaknesses under
standards established
by the PCAOB.
However, we identified
the following deficiency
in internal control over
financial reporting that
we consider to be a
material weakness, as
defined above.

As of and for the year
ended June 30, 2021,
we noted that controls
over the Fund's
consideration of
subsequent events and
the potential impact on
the valuation of
investments as of June
30, 2021 were not
operating effectively
and as a result, the fair
value determination of
one investment was not
supported by
information available
subsequent to year end.
Management of the
Fund has reviewed the
processes and controls
that gave rise to the
deficiency, and as a
result, has implemented
changes that
management believes
will allow for the
prevention and/or timely
detection of similar
deficiencies on a
prospective basis.
These conditions were
considered in
determining the nature,
timing, and extent of the
procedures performed
in our audit of the
financial statements of
the Fund as of and for
the year ended June 30,
2021, and this report
does not affect our
report thereon dated
August 30, 2021.

This report is intended
solely for the
information and use of
management, the Board
of Trustees, and
shareholders of
Alternative Strategies
Fund and the Securities
and Exchange
Commission and is not
intended to be and
should not be used by
anyone other than these
specified parties.



/s/ BBD, LLP


Philadelphia,
Pennsylvania
August 30, 2021